SHARE-BASED PAYMENT PLANS - DOLLAR THRIFTY	6 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc
SHARE-BASED PAYMENT PLANS
Stock-Based Compensation
In February 2013, Hertz Holdings granted 5,247 Restricted Stock Units, or "RSUs," and 1,707,458 Performance Stock Units, or "PSUs," to certain executives and employees at a grant date fair value of $19.95, under the Hertz Global Holdings, Inc. 2008 Omnibus Incentive Plan, or the "Omnibus Plan." Of the total PSUs awarded 1,136,724 PSUs have a performance condition under which the number of units that will ultimately be awarded will vary from 0% to 150% of the original grant, based on 2013 and combined 2013-2014 Corporate EBITDA results. "EBITDA" means consolidated net income before net interest expense, consolidated income taxes and consolidated depreciation (which includes revenue earning equipment lease charges) and amortization and "Corporate EBITDA," represents EBITDA as adjusted for car rental fleet interest, car rental fleet depreciation and certain other items, as provided in the applicable award agreements. These PSU awards vest evenly over a three year vesting period. Of the total PSUs awarded, 490,632 PSUs have a performance condition under which the number of units that will ultimately be awarded will be 0% to 100% of the original grant. Satisfaction of the performance condition under this grant is contingent upon final 2013 Corporate EBITDA Margin exceeding a minimum level. "Corporate EBITDA Margin" means Corporate EBITDA as a percentage of Consolidated Revenue. These PSU awards vest evenly over a three year vesting period. Of the total PSUs awarded, 83,567 PSUs have a performance condition under which the number of units that will ultimately be awarded will be 0% to 100% of the original grant. Satisfaction of the performance condition under this grant is contingent upon final 2013 Corporate EBITDA Margin exceeding a minimum level. These PSU awards vest evenly over a two year vesting period. The 5,247 RSUs awarded have a two year cliff vesting period.
In May 2013, Hertz Holdings granted 166,576 RSUs at a fair value of $23.80. Of the total RSUs awarded, 162,584 vest 33 1/3% annually over three years, and 3,992 RSUs vest after two years.
The non-cash stock-based compensation expense associated with the Prior Plans (as defined below) and the Omnibus Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level.
A summary of the total compensation expense and associated income tax benefits recognized under our Hertz Global Holdings, Inc. Stock Incentive Plan and Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the "Prior Plans," and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Compensation expense	$11.7	$7.5	$19.7	$15.0
Income tax benefit	(4.5)	(2.9)	(7.6)	(5.8)
Total	$7.2	$4.6	$12.1	$9.2

As of June 30, 2013, there was approximately $55.4 million of total unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted by Hertz Holdings under the Prior Plans and the Omnibus Plan. The total unrecognized compensation cost is expected to be recognized over the remaining 1.7 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Stock-Based Compensation
Plans
On February 28, 2008, the Board of Directors of Hertz and Hertz Holdings jointly adopted the Hertz Global Holdings, Inc. 2008 Omnibus Incentive Plan, or the “Omnibus Plan,” which was approved by the stockholders of Hertz Holdings at the annual meeting of stockholders held on May 15, 2008 and amended and restated on May 27, 2010. A maximum of 32.7 million shares are reserved for issuance under the Omnibus Plan. The Omnibus Plan provides for grants of both equity and cash awards, including non-qualified stock options, incentive stock options, stock appreciation rights, performance awards (shares and units), restricted stock, restricted stock units and deferred stock units to key executives, employees and non-management directors. We also granted awards under the Hertz Global Holdings, Inc. Stock Incentive Plan, or the “Stock Incentive Plan,” and the Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the “Director Plan”, or collectively the “Prior Plans.”
The Omnibus Plan provides that no further awards will be granted pursuant to the Prior Plans. However, awards that had been previously granted pursuant to the Prior Plans will continue to be subject to and governed by the terms of the Prior Plans. As of December 31, 2012, there were 8.0 million shares of Hertz Holdings' common stock underlying awards outstanding under the Prior Plans. In addition, as of December 31, 2012, there were 9.4 million shares of Hertz Holdings' common stock underlying awards outstanding under the Omnibus Plan.
In addition to the 17.4 million shares underlying outstanding awards as of December 31, 2012, we had 16.9 million shares of Hertz Holdings' common stock available for issuance under the Omnibus Plan. The shares of common stock to be delivered under the Omnibus Plan may consist, in whole or in part, of common stock held in treasury or authorized but unissued shares of common stock, not reserved for any other purpose.
Shares subject to any award granted under the Omnibus Plan that for any reason are canceled, terminated, forfeited, settled in cash or otherwise settled without the issuance of common stock after the effective date of the Omnibus Plan will generally be available for future grants under the Omnibus Plan.
In March 2012, Hertz Holdings granted 543,880 Restricted Stock Units, or "RSUs," to certain executives and employees at fair values ranging from $13.65 to $14.47, 747,423 Performance Stock Units, or "PSUs," at a fair value of $13.65, and 1,098,591 PSUs (referred to as Price Vesting Units, or "PVUs") at fair values ranging from $10.13 to $11.26 under the Omnibus Plan. The PSUs have a performance condition under which the number of units that will ultimately be awarded will vary from 0% to 150% of the original grant, based on 2012 and 2013 Hertz Holdings' Corporate EBITDA results. "EBITDA" means consolidated net income before net interest expense, consolidated income taxes and consolidated depreciation (which includes revenue earning equipment lease charges) and amortization. "Corporate EBITDA," represents EBITDA as adjusted for car rental fleet interest, car rental fleet depreciation and certain other items, as provided in the applicable award agreements. Of the PVUs granted, one half will fully vest after three years if Hertz Holdings' stock price appreciates 15% over the starting price established on March 2, 2012, and one half will fully vest after four years if Hertz Holdings' stock price appreciates 25% over the starting price established on March 2, 2012. The starting price for the PVU awards is the average of the 20 trading day closing stock price ending March 2, 2012. Partial attainment of Hertz Holdings' stock appreciation targets will result in partial vesting. The achievement of the market condition for the PVUs is determined based on the average closing stock price for the 20 trading day period ending March 6, 2015 and 2016, respectively. In May 2012, Hertz Holdings granted 146,301 RSUs at a fair value of $15.48, in August 2012, Hertz Holdings granted 59,480 RSUs at a fair value of $12.12, and in November 2012, we granted 24,713 RSUs at a fair value of $13.15. In November 2012, we granted 35,492 non-qualified options with a strike price of $0.17 in exchange for 6,000 Dollar Thrifty options with a strike price of $0.97.
The non-cash stock-based compensation expense associated with the Prior Plans (as defined below) and the Omnibus Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level.
A summary of the total compensation expense and associated income tax benefits recognized under the Prior Plans and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
Compensation expense	$30.3	$31.0	$36.6
Income tax benefit	(11.7)	(12.0)	(14.2)
Total	$18.6	$19.0	$22.4

As of December 31, 2012, there was approximately $38.0 million of total unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted by Hertz Holdings under the Prior Plans and the Omnibus Plan. The total unrecognized compensation cost is expected to be recognized over the remaining 1.4 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Stock Options and Stock Appreciation Rights
All stock options and stock appreciation rights granted under the Omnibus Plan will have a per-share exercise price of not less than the fair market value of one share of Hertz Holdings common stock on the grant date. Stock options and stock appreciation rights will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the compensation committee of our Board of Directors. No stock options or stock appreciation rights will be exercisable after ten years from the grant date.
We have accounted for our employee stock‑based compensation awards in accordance with ASC 718, “Compensation-Stock Compensation.” The non-cash stock based compensation expense associated with the Stock Incentive Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level. The options are being accounted for as equity‑classified awards. We will recognize compensation cost on a straight-line basis over the vesting period. The value of each option award is estimated on the grant date using a Black‑Scholes option valuation model that incorporates the assumptions noted in the following table. Because the stock of Hertz Holdings became publicly traded in November 2006 and had a short trading history, it was not practicable for us to estimate the expected volatility of Hertz Holdings' share price, or a peer company share price, because there was insufficient historical information about past volatility prior to 2012. Therefore, prior to 2012 we used the calculated value method, substituting the historical volatility of an appropriate industry sector index for the expected volatility of Hertz Holdings' common stock price as an assumption in the valuation model. We selected the Dow Jones Specialized Consumer Services sub-sector within the consumer services industry, and we used the U.S. large capitalization component, which includes the top 70% of the index universe (by market value).
The calculation of the historical volatility of the index was made using the daily historical closing values of the index for the preceding 6.25 years, because that is the expected term of the options using the simplified approach.
For 2012, we have determined that there was sufficient historical information available to estimate the expected volatility of our share price. Therefore, for 2012 we calculated volatility for Hertz Holdings' stock price based on a weighted average combining implied volatility and the average of our peer’s most recent 5.79-year volatility and mean reversion volatility.
The risk-free interest rate is the implied zero-coupon yield for U.S. Treasury securities having a maturity approximately equal to the expected term, as of the grant dates. The assumed dividend yield is zero.

Assumption	2012 Grants	2011 Grants	2010 Grants
Expected volatility	81.5%	36.7%	36.1%
Expected dividend yield	—%	—%	—%
Expected term (years)	3	6.25	6.25
Risk-free interest rate	0.4%	2.56%	1.62%-2.96%
Weighted‑average grant date fair value	$14.62	$5.93	$4.00

A summary of option activity under the Stock Incentive Plan and the Omnibus Plan as of December 31, 2012 is presented below.

Options	Shares	Weighted‑ Average Exercise Price	Weighted‑ Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	15,142,061	$10.60	6.3	$41,110
Granted	35,492	0.17
Exercised	(1,740,447)	5.75
Forfeited or Expired	(248,431)	14.66
Outstanding at December 31, 2012	13,188,675	11.13	5.4	$74,681
Exercisable at December 31, 2012	10,321,945	10.83	4.7	$63,086

A summary of non-vested options as of December 31, 2012, and changes during the year, is presented below.

	Non-vested Shares	Weighted‑ Average Exercise Price	Weighted‑ Average Grant- Date Fair Value
Non-vested as of January 1, 2012	4,915,825	$12.04	$4.86
Granted	35,492	0.17	0.17
Vested	(1,959,032)	11.56	4.59
Forfeited	(125,555)	11.91	4.84
Non-vested as of December 31, 2012	2,866,730	$12.23	$4.98

Additional information pertaining to option activity under the plans is as follows (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Aggregate intrinsic value of stock options exercised	$15.1	$15.0	$8.1
Cash received from the exercise of stock options	11.2	13.1	7.9
Fair value of options that vested	9.0	17.4	21.6
Tax benefit realized on exercise of stock options	0.9	0.5	0.3

Performance Stock, Performance Stock Units, Restricted Stock and Restricted Stock Units
Performance stock, PSUs and performance units granted under the Omnibus Plan will vest based on the achievement of pre-determined performance goals over performance periods determined by the Compensation, Nominating and Governance Committee of the Board of Directors of Hertz Holdings. Each of the units granted under the Omnibus Plan represent the right to receive one share of Hertz Holdings' common stock on a specified future date. In the event of an employee's death or disability, a pro rata portion of the employee's performance stock, performance stock units and performance units will vest to the extent performance goals are achieved at the end of the performance period. Restricted Stock and RSUs granted under the Omnibus Plan will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the Compensation, Nominating and Governance Committee of the Board of Directors of Hertz Holdings.
A summary of RSU and PSU activity under the Omnibus Plan as of December 31, 2012 is presented below.

	Shares	Weighted‑ Average Fair Value	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	4,327,461	$6.46	$50,718
Granted	869,894	13.78	—
Vested	(3,198,219)	4.58	—
Forfeited or Expired	(126,502)	13.19	—
Outstanding at December 31, 2012	1,872,634	$12.62	$30,468

Additional information pertaining to RSU and PSU activity is as follows:

	Years ended December 31,
	2012	2011	2010
Total fair value of awards that vested ($ millions)	$14.6	$9.6	$8.2
Weighted average grant date fair value of awards	$13.78	$14.78	$10.1

Compensation expense for RSUs and PSUs is based on the grant date fair value, and is recognized ratably over the vesting period. For grants in 2010, 2011 and 2012, the vesting period is three years (for grants in 2010 and 2011, 25% in the first year, 25% in the second year and 50% in the third year and for grants in 2012, 33 1/3% per year). In addition to the service vesting condition, the PSUs had an additional vesting condition which called for the number of units that will be awarded being based on achievement of a certain level of Corporate EBITDA over the applicable measurement period.
In March 2012, Hertz Holdings granted 1,846,014 PSUs that had a performance vesting condition under which the number of units that will ultimately be awarded will vary from 0% to 150% of the original grant, based on the sum of 2012 and 2013 Corporate EBITDA results, in addition to a service vesting condition. In March 2011 Hertz Holdings' granted 499,515 PSUs that had a performance vesting condition under which the number of units that will ultimately be awarded will vary from 0% to 150% of the original grant, based on the sum of 2011 and 2012 Corporate EBITDA results, in addition to a service vesting condition. An additional 193,798 PSUs granted in March 2011 contained a market condition whereby the 20 trading day average trailing Hertz Holdings' stock price must equal or exceed a certain price target at any time during the five year performance period, in addition to a service vesting condition. A summary of the PSU activity for this grant is presented below.

	Shares	Weighted‑ Average Fair Value	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2012	677,971	$13.34	$7,946
Granted	1,846,014	11.89	—
Vested	(124,874)	14.60	—
Forfeited or Expired	(100,438)	11.87	—
Outstanding at December 31, 2012	2,298,673	$12.18	$37,399

Employee Stock Purchase Plan
On February 28, 2008, upon recommendation of the compensation committee of the Board of Directors, or “Committee,” of Hertz Holdings, Hertz Holdings' Board of Directors adopted the Hertz Global Holdings, Inc. Employee Stock Purchase Plan, or the “ESPP,” and the plan was approved by the stockholders of Hertz Holdings on May 15, 2008. The ESPP is intended to be an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code.
The maximum number of shares that may be purchased under the ESPP is 3,000,000 shares of Hertz Holdings' common stock, subject to adjustment in the case of any change in Hertz Holdings' shares, including by reason of a stock dividend, stock split, share combination, recapitalization, reorganization, merger, consolidation or change in corporate structure. An eligible employee may elect to participate in the ESPP each quarter (or other period established by the Committee) through a payroll deduction. The maximum and minimum contributions that an eligible employee may make under all of Hertz Holdings' qualified employee stock purchase plans will be determined by the Committee, provided that no employee may be permitted to purchase stock with an aggregate fair market value greater than $25,000 per year. At the end of the offering period, the total amount of each employee's payroll deduction will be used to purchase shares of Hertz Holdings' common stock. The purchase price per share will be not less than 85% of the market price of Hertz Holdings' common stock on the date of purchase; the exact percentage for each offering period will be set in advance by the Committee.
For the years ended December 31, 2012, 2011 and 2010, we recognized compensation cost of approximately $0.8 million, $0.7 million and $0.6 million, respectively, for the amount of the discount on the stock purchased by our employees under the ESPP. Approximately 1,800 employees participated in the ESPP as of December 31, 2012.

3. SHARE-BASED PAYMENT PLANS

Long-Term Incentive Plan

        At September 30, 2012, the Company's common stock authorized for issuance under the long-term incentive plan ("LTIP") for employees and non-employee directors was 2,726,312 shares. The Company has 1,168,546 shares available for future LTIP awards at September 30, 2012 after reserving for the maximum potential shares that could be awarded under existing LTIP grants. The Company issues new shares from remaining authorized common stock to satisfy LTIP awards.

        Compensation cost for non-qualified option rights, performance shares and restricted stock awards is recognized based on the fair value of the awards granted at the grant-date and is amortized to compensation expense on a straight-line basis over the requisite service periods of the stock awards, which are generally the vesting periods. The Company recognized compensation costs of $1.9 million and $5.9 million during the three and nine months ended September 30, 2012, respectively, and $1.0 million and $3.1 million during the three and nine months ended September 30, 2011, respectively, for such awards. The total income tax benefit recognized in the statements of comprehensive income for share-based compensation payments was $0.6 million and $2.2 million for the three and nine months ended September 30, 2012, respectively, and $0.3 million and $1.2 million for the three and nine months ended September 30, 2011, respectively.

        Option Rights Plan—Under the LTIP, the Human Resources and Compensation Committee may grant non-qualified option rights to key employees and non-employee directors. The maximum number of shares for which option rights may be granted under the LTIP to any participant during any calendar year is 285,000. No awards were granted in 2012 or 2011. The grant-date fair value of options vested during both the nine months ended September 30, 2012 and 2011 was $1.6 million. No options vested during the three months ended September 30, 2012 or 2011. Expense is recognized over the service period which is the vesting period. No unrecognized expense for the options is remaining at September 30, 2012.

        The following table sets forth the non-qualified option rights activity under the LTIP for the nine months ended September 30, 2012:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Thousands)			(In Thousands)
Outstanding at January 1, 2012	1,575	$5.11	6.89	$102,579
Granted	—	—
Exercised	(297)	5.70
Canceled (Forfeited/Expired)	—	—

Outstanding at September 30, 2012	1,278	$4.97	6.35	$104,695

Fully vested and exercisable options at: September 30, 2012	1,278	$4.97	6.35	$104,695

        The total intrinsic value of options exercised during the three and nine months ended September 30, 2012 was $15.7 million and $23.0 million, respectively. The total intrinsic value of options exercised during the three and nine months ended September 30, 2011 was $0.1 million and $6.3 million, respectively. Total cash received by the Company for non-qualified option rights exercised during the three and nine months ended September 30, 2012 totaled $0.9 million and $1.7 million, respectively. Total cash received by the Company for non-qualified option rights exercised during the three and nine months ended September 30, 2011 totaled less than $0.1 million and $2.9 million, respectively.

        Performance Shares—Performance share awards, which may take the form of performance shares or performance units, are granted to Company officers and certain key employees. The maximum amount of performance share awards that may be granted under the LTIP during any year to any participant is 160,000 common shares. Compensation expense related to the performance shares is recognized over the vesting period.

        In February 2012, the Company granted 29,135 performance units related to the 2011 incentive compensation plan with a grant-date fair value of $76.17 per share. These performance units, which will settle in Company shares, will vest over the requisite service period with 25% vesting on December 31, 2012 and the remaining 75% vesting on December 31, 2013. The grant-date fair value for this award was based on the closing market price of the Company's common shares on the date of grant.

        In March 2011, the 2008 grant of performance shares earned from January 1, 2008 through December 31, 2010 totaling 73,000 shares, net of forfeitures, vested at 200% of the target award (total of approximately 146,000 shares) with a total intrinsic value to the recipients of approximately $3.5 million. The Company withheld approximately 52,000 of these shares for the payment of taxes owed by the recipients and designated the shares withheld as treasury shares.

        The following table presents the status of the Company's nonvested performance shares as of September 30, 2012 and any changes during the nine months ended September 30, 2012:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
	(In Thousands)
Nonvested at January 1, 2012	262	$59.11
Granted	29	76.17
Vested	(4)	52.44
Forfeited	(7)	59.79

Nonvested at September 30, 2012	280	$60.94

        At September 30, 2012, the total compensation cost related to nonvested performance share awards not yet recognized is estimated at approximately $8.0 million, based on the Company's expectation that it will meet or exceed the targets specified in the performance share agreement. This estimated compensation cost is expected to be recognized over the weighted-average period of 1.4 years. The total intrinsic value of vested and issued performance shares during the nine months ended September 30, 2012 and 2011 was $0.3 million and $7.6 million, respectively. As of September 30, 2012, the intrinsic value of the nonvested performance share awards was $24.4 million.

        Restricted Stock Units—Under the LTIP, the Company may grant restricted stock units to key employees and non-employee directors. The grant-date fair value of the award is based on the closing market price of the Company's common shares on the date of grant.

        In January 2012, non-employee directors were granted 6,815 shares with a grant-date fair value of $73.42 per share that fully vest on December 31, 2012. The total intrinsic value of vested and issued restricted stock units during the nine months ended September 30, 2012 and 2011 was $2.7 million and $1.1 million, respectively. At September 30, 2012, the total compensation cost related to nonvested restricted stock unit awards not yet recognized is approximately $0.1 million, which is expected to be recognized on a straight-line basis over the vesting period of the restricted stock units.

        The following table presents the status of the Company's nonvested restricted stock units as of September 30, 2012 and changes during the nine months ended September 30, 2012:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
	(In Thousands)
Nonvested at January 1, 2012	34	$5.41
Granted	7	73.42
Vested	(34)	5.41
Forfeited	—	—

Nonvested at September 30, 2012	7	$73.42